Transition to IFRS (Details) - Schedule of consolidated statement of profit or loss - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Transition to IFRS (Details) - Schedule of consolidated statement of profit or loss [Line Items]
Software services	$ 32,930	$ 30,934
Maintenance and technical support	34,762	36,149
Consulting services	499,100	413,242
Total revenues	566,792	480,325
Software services	10,701	12,182
Maintenance and technical support	3,494	4,144
Consulting services	397,242	331,005
Total cost of revenues	411,437	347,331
Gross profit	155,355	132,994
Research and development expenses, net	10,090	8,995
Selling, marketing expenses	46,857	38,147
General and administrative expenses	37,552	31,222
Change in valuation of contingent consideration related to acquisitions	(906)	2,507
Operating income	61,762	52,123
Financial expenses	(4,993)	(3,802)
Financial income	1,392	113
Increase in valuation of consideration related to acquisitions	(744)	(2,817)
Income before taxes on income	57,417	45,617
Taxes on income	11,138	10,278
Net income	46,279	35,339
Non-controlling interests	5,809	5,572
Equity holders of the Company	$ 40,470	$ 29,767
Basic and diluted earnings per share (in Dollars per share)		$ 0.61
U.S. GAAP [Member]
Transition to IFRS (Details) - Schedule of consolidated statement of profit or loss [Line Items]
Software services		$ 30,934
Maintenance and technical support		36,149
Consulting services		413,242
Total revenues		480,325
Software services		12,182
Maintenance and technical support		4,144
Consulting services		331,005
Total cost of revenues		347,331
Gross profit		132,994
Research and development expenses, net		8,995
Selling, marketing expenses		38,147
General and administrative expenses		32,110
Change in valuation of contingent consideration related to acquisitions		2,507
Operating income		51,235
Financial expenses		(3,268)
Financial income		113
Increase in valuation of consideration related to acquisitions		(2,817)
Income before taxes on income		45,263
Taxes on income		10,359
Net income		34,904
Redeemable non-controlling interests		3,517
Non-controlling interests		2,055
Equity holders of the Company		$ 29,332
Basic and diluted earnings per share (in Dollars per share)		$ 0.52
GAAP Adjustments and reclassifications [Member]
Transition to IFRS (Details) - Schedule of consolidated statement of profit or loss [Line Items]
Software services
Maintenance and technical support
Consulting services
Total revenues
Software services
Maintenance and technical support
Consulting services
Total cost of revenues
Gross profit
Research and development expenses, net
Selling, marketing expenses
General and administrative expenses		(888)
Change in valuation of contingent consideration related to acquisitions
Operating income		888
Financial expenses		(534)
Financial income
Increase in valuation of consideration related to acquisitions
Income before taxes on income		354
Taxes on income		(81)
Net income		435
Redeemable non-controlling interests		(3,517)
Non-controlling interests		3,517
Equity holders of the Company		$ 435
Basic and diluted earnings per share (in Dollars per share)		$ 0.09